Investment in Securities (Summary of Roll-forwards of Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	¥ 670	¥ 634	¥ 144
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	2,727	141	445
Additional increases to the allowance for credit losses on available-for-sale debt securities that had an allowance recorded in a previous period		32
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	(695)
Recoveries of amounts previously written off	755
Increase (Decrease) from the effects of changes in foreign exchange rates	88	(137)	45
Write-offs charged against the allowance	(40)
Ending	3,505	670	634
Foreign municipal bond securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	245	248	144
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	528	0	80
Additional increases to the allowance for credit losses on available-for-sale debt securities that had an allowance recorded in a previous period		0
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	0
Recoveries of amounts previously written off	0
Increase (Decrease) from the effects of changes in foreign exchange rates	25	(3)	24
Write-offs charged against the allowance	0
Ending	798	245	248
Foreign corporate debt securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	34	0
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	31	34
Additional increases to the allowance for credit losses on available-for-sale debt securities that had an allowance recorded in a previous period		0
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	(1)
Recoveries of amounts previously written off	0
Increase (Decrease) from the effects of changes in foreign exchange rates	0	0
Write-offs charged against the allowance	0
Ending	64	34	0
CMBS and RMBS in the Americas
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	0
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	1,902
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	0
Recoveries of amounts previously written off	0
Increase (Decrease) from the effects of changes in foreign exchange rates	25
Write-offs charged against the allowance	0
Ending	1,927	0
Foreign other asset- backed securities and debt securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	391	386	0
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	266	107	365
Additional increases to the allowance for credit losses on available-for-sale debt securities that had an allowance recorded in a previous period		32
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	(694)
Recoveries of amounts previously written off	755
Increase (Decrease) from the effects of changes in foreign exchange rates	38	(134)	21
Write-offs charged against the allowance	(40)
Ending	¥ 716	¥ 391	¥ 386